Investment Strategy - Longboard Fund	Sep. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund pursues its objective through a systematic, rules-based trend following strategy focused on microeconomic price trends.

Unlike traditional managed-futures and CTA strategies that target macroeconomic forces like policy cycles, inflation regimes, or geopolitical shocks that move entire asset classes, the Fund seeks sustained trends driven by company-, industry-, and market-specific forces that can operate independently of those broad dynamics. Eligible instruments include equities and non-equity holdings that exhibit the same type of microeconomic trend signal. The Adviser believes this source of return can produce low correlation to conventional trend-following strategies and to traditional capital markets.

Micro trends form as innovation, competition, regulation, demand shifts, supply constraints, and investor behavior separate winners from losers within an industry or market. Typical drivers include technological disruption, winner-take-most structures, firm- or sector-specific regulatory change, industry consolidation, shifts in customer behavior, and commodity-specific supply and demand. Behavioral factors often delay or amplify the response. Anchoring, underreaction, confirmation bias, and herding can leave investors slow to recognize an improving position or reluctant to reassess a deteriorating one. Once a trend is established, growing attention can reinforce it. The Adviser believes these dynamics create a differentiated source of trend-following opportunity relative to conventional macro trend strategies.

The process is 100% systematic and rules-based. Exposures are selected from observed price trends rather than discretionary economic forecasts. The strategy is similar in general concept to strategies in the Morningstar Systematic Trend category and constituents of the SG Trend Index. It is not intended to track any broad market index.

The Adviser may use both long and short positions, and may implement portfolio hedges. The Fund may invest in equities of any capitalization or style; sector, industry, and index ETFs; commodity-linked ETFs; and other instruments exhibiting microeconomic trend signals. Eligible securities include common and preferred stocks, warrants, rights, convertible debt, ADRs, exchange-traded limited partnerships, ETFs, and REITs. The Fund may also obtain exposure through derivatives, including total return swaps on an Adviser-managed baskets of securities, single-name or index swaps, and exchange-traded futures and forwards on commodities (I.e., precious metals, industrial metals, energy, and/or agricultural markets) and financial instruments where price action reflects microeconomic signals. Derivatives may substitute for direct investments or increase economic exposure. Commodity exposures may reflect commodity-specific supply and demand rather than broad inflation or policy regimes. The Adviser allocates among permitted investments subject to the Fund’s investment restrictions.

Assets that are not used to purchase securities or post collateral, but are needed to cover derivative exposure, are held in high-quality fixed income instruments as a part of the strategy’s risk-management process. Proceeds from exited positions are held in the same instruments until redeployed. These cash holdings are an inherent feature of the process, not a separately managed allocation. The amount held varies with trend signals, portfolio exposures, and market volatility. Cash holdings are intended to preserve capital and earn interest income, with low volatility and low correlation on balances that support the trend-following process, including during severely negative equity trends. The Fund invests these assets primarily in U.S. dollar-denominated fixed income securities, including U.S. government and agency obligations, corporate debt, U.S. asset-backed securities, and U.S. structured notes, as well as cash and cash equivalents. Fixed income holdings must have a prime short-term rating and/or an investment-grade long-term rating (BBB- or higher). Although individual maturities are unrestricted, the average duration of the cash holdings will not exceed five years.

The Fund is diversified.